Summary of Principal Accounting Policies - Revenue Recognition (Details)	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Revenue
Revenues	¥ 33,795,196	$ 4,759,954	¥ 103,199,550	¥ 360,572,997
Related party
Revenue
Revenues	29,990,659	4,224,096	34,952,880	126,399,990
Third party
Revenue
Revenues	3,804,537	535,858	68,246,670	234,173,007
One-time commissions
Revenue
Revenues	2,786,454	392,464	27,878,590	142,299,783
One-time commissions | Related party
Revenue
Revenues	2,452,830	345,474	2,127,736	13,477,880
One-time commissions | Third party
Revenue
Revenues	333,624	46,990	25,750,854	128,821,903
Recurring management fee
Revenue
Revenues	19,719,200	2,777,391	32,433,896	102,896,582
Recurring management fee | Related party
Revenue
Revenues	19,719,200	2,777,391	32,433,896	102,896,582
Recurring service fees
Revenue
Revenues	3,470,913	488,868	42,887,064	115,376,632
Recurring service fees | Related party
Revenue
Revenues			391,248	10,025,528
Recurring service fees | Third party
Revenue
Revenues	3,470,913	488,868	¥ 42,495,816	¥ 105,351,104
Other service fee
Revenue
Revenues	7,818,629	1,101,231
Other service fee | Related party
Revenue
Revenues	¥ 7,818,629	$ 1,101,231